EXHIBIT 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator (1)			Assets That Were Subject to Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase ot Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
			(#)	($)	(% of Principal Balance)	(#)	($)	(% of Principal Balance)	(#)	($)	(% of Principal Balance)	(#)	($)	(% of Principal Balance)	(#)	($)	(% of Principal Balance)	(#)	($)	(% of Principal Balance)	(#)	($)	(% of Principal Balance)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i) (2)	(j)	(k)	(l) (2)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Commercial Mortgages
Arbor Realty Commercial Real Estate Notes 2019-FL2, Ltd.		Arbor Realty Trust, Inc.	25	$487,646,800	100%	—	$—	0%	—	$—	0%	—	$—	0%	—	$—	0%	—	$—	0%	—	$—	0%
Arbor Realty Commercial Real Estate Notes 2019-FL1, Ltd.		Arbor Realty Trust, Inc.	28	$520,440,000	100%	—	$—	0%	—	$—	0%	—	$—	0%	—	$—	0%	—	$—	0%	—	$—	0%
Arbor Realty Commercial Real Estate Notes 2018-FL1, Ltd.		Arbor Realty Trust, Inc.	28	$502,088,967	100%	—	$—	0%	—	$—	0%	—	$—	0%	—	$—	0%	—	$—	0%	—	$—	0%
Arbor Realty Commercial Real Estate Notes 2017-FL3, Ltd.		Arbor Realty Trust, Inc.	15	$366,500,000	100%	—	$—	0%	—	$—	0%	—	$—	0%	—	$—	0%	—	$—	0%	—	$—	0%
Arbor Realty Commercial Real Estate Notes 2017-FL2, Ltd.		Arbor Realty Trust, Inc.	21	$240,153,000	100%	2	$13,132,067	3.60%	2	$13,132,067	3.60%	—	$—	0%	—	$—	0%	—	$—	0%	—	$—	0%

(1)  Represents the total number and principal balance of assets in the ABS at the time of original issuance.

(2)  Represents the percentage of the assets that were subject to demand and assets that were repurchased or replaced as compared to the total assets in the ABS as of the most practicable date closest to December 31, 2019, which in this case was January 9, 2020.